Offerings	Oct. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.447% Fixed-to-Floating Rate Notes due 2030
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 130,500.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $3,000,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.817% Fixed-to-Floating Rate Notes due 2034
Amount Registered | shares	1,150,000,000
Maximum Aggregate Offering Price	$ 1,150,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 100,050.00
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2030
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 30,450.00
Offering Note	See Offering Note 1.